Details of Guarantees and Documentary Credits Outstanding (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Financial guarantees USD ($)	Mar. 31, 2011 Financial guarantees INR	Mar. 31, 2010 Financial guarantees INR	Mar. 31, 2011 Performance guarantees USD ($)	Mar. 31, 2011 Performance guarantees INR	Mar. 31, 2010 Performance guarantees INR	Mar. 31, 2011 Documentary credits USD ($)	Mar. 31, 2011 Documentary credits INR	Mar. 31, 2010 Documentary credits INR	Mar. 31, 2011 Guarantees USD ($)	Mar. 31, 2011 Guarantees INR	Mar. 31, 2010 Guarantees INR
Derivatives, Fair Value [Line Items]
Bank guarantees	$ 6,092.7	271,367.9	227,014.6	$ 1,394.4	62,104.7	58,053.1	$ 1,231.6	54,857.1	40,808.9	$ 3,466.7	154,406.1	128,152.6
Estimated fair values of bank guarantees	$ (20.4)	(908.4)	(782.3)							$ (3.7)	(166.2)	(166.7)	$ (16.7)	(742.2)	(615.6)